Consolidated Statements of Comprehensive Income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Comprehensive Income
Profit after tax	[1]	€ 5,964	€ 1,708	€ 5,376
Items that will not be reclassified to profit or loss
Remeasurements on defined benefit pension plans, before tax		(45)	71	43
Income taxes relating to remeasurements on defined benefit pension plans		10	(15)	(9)
Remeasurements on defined benefit pension plans, net of tax		(36)	56	34
Other comprehensive income for items that will not be reclassified to profit or loss, net of tax		(36)	56	34
Items that will be reclassified subsequently to profit or loss
Gains (losses) on exchange differences on translation, before tax		(1,631)	2,190	2,825
Reclassification adjustments on exchange differences on translation, before tax		12	6	30
Exchange differences, before tax		(1,618)	2,195	2,855
Income taxes relating to exchange differences on translation		21	(10)	(9)
Exchange differences, net of tax		(1,597)	2,186	2,846
Gains (losses) on cash flow hedges/cost of hedging, before tax		(11)	53	(39)
Reclassification adjustments on cash flow hedges/cost of hedging, before tax		0	0	4
Cash flow hedges/cost of hedging, before tax		(11)	53	(35)
Income taxes relating to cash flow hedges/cost of hedging		3	(14)	9
Cash flow hedges/cost of hedging, net of tax		(8)	39	(26)
Other comprehensive income for items that will be reclassified to profit or loss, net of tax		(1,605)	2,224	2,819
Other comprehensive income, net of tax		(1,641)	2,280	2,853
Total comprehensive income		4,323	3,988	8,230
Attributable to owners of parent		4,670	4,385	8,058
Attributable to non-controlling interests		€ (347)	€ (396)	€ 172

[1]	From continuing and discontinued operations